INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of Income Tax (Benefit) Expense and Effective Income Tax Rate
The income tax (benefit) expense and effective income tax rate for the three and six months ended June 30, 2022 and 2021 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
	(in thousands, except percentages)
Income tax (benefit) expense	$(48,650)	$118	$(6,244)	$118
Effective income tax rate	5.7%	(3.6)%	0.5%	3.3%